Asset Retirement Obligations and Accrued Environmental Costs (Schedule of Change in Asset Retirement Obligation) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Balance at January 1	[1]	$ 4.3	$ 3.2
Accretion discount		0.1	0.1
New obligations		0.1	1.0
Changes in estimates of existing obligations	[1]	(0.6)
Balance at December 31	[1]	$ 3.9	$ 4.3

[1]	Financial information has been retrospectively adjusted for the Subsequent Fractionator Acquisition.